Derivative financial instruments (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Equity Interest	770.00%
[custom:InvestmentInSecuritizationVehicles-0]	$ 130,000
Fair Value Of Warrants	$ 19,756